INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Value of investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	$ 478,348	$ 418,379
Share of results	102,772	68,115
Other comprehensive income	(77,042)	(4,786)
Dividends	(8,837)	(3,360)	$ (183)
Investments in non-consolidated companies, ending balance	495,241	478,348	418,379
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	466,299	411,134
Share of results	97,733	63,030
Other comprehensive income	(75,195)	(4,570)
Dividends	(8,753)	(3,295)
Investments in non-consolidated companies, ending balance	$ 480,084	$ 466,299	$ 411,134